Interest rate benchmark reform	6 Months Ended
Jun. 30, 2022
Interest Rate Benchmark Reform [Abstract]
Interest rate benchmark reform
Note 18: Interest rate benchmark reform
During 2022, the Group continues to manage the transition to alternative benchmark rates under its Group-wide IBOR transition programme. During 2021, the Group transitioned substantially all of its non-US Dollar LIBOR products and continues to work with customers to transition a small number of remaining contracts that either have yet to transition or have defaulted to the relevant synthetic LIBOR benchmark in the interim.
US Dollar LIBOR transition is expected to take place in the next year as these settings are expected to cease immediately after 30 June 2023. The majority of the Group’s exposures are expected to transition through industry-led transition programmes managed by the London Clearing House and Futures exchanges, or through the International Swaps and Derivatives Association (ISDA) protocol. Other contracts (primarily loans) maturing after June 2023 will be managed through the Group’s existing processes, either transitioning to an alternative benchmark rate or allowed to fallback under existing contract protocols or through US legislation.
At 30 June 2022, the Group had the following significant exposures impacted by interest rate benchmark reform which have yet to transition to the replacement benchmark rate:

At 30 June 2022	Sterling LIBOR £m	US Dollar LIBOR £m	Other[1] £m	Total £m

Non-derivative financial assets
Financial assets at fair value through profit or loss	478	40	—	518
Loans and advances to banks	—	1,879	—	1,879
Loans and advances to customers	889	3,237	61	4,187
Debt securities	—	—	—	—
Financial assets at amortised cost	889	5,116	61	6,066
Financial assets at fair value through other comprehensive income	12	—	—	12
	1,379	5,156	61	6,596

Non-derivative financial liabilities
Customer deposits	—	83	—	83
Financial liabilities at fair value through profit or loss	—	103	—	103
Debt securities in issue	—	52	—	52
	—	238	—	238

Derivative notional/contract amount
Interest rate	2,841	263,430	1,208	267,479
Cross currency	—	38,093	1,344	39,437
	2,841	301,523	2,552	306,916
[1]Balances within Other include Canadian Dollar Offered Rate for which a cessation announcement, effective after 28 June 2024, was published on 16 May 2022.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 18: Interest rate benchmark reform (continued)

At 31 December 2021	Sterling LIBOR £m	US Dollar LIBOR £m	Other £m	Total £m

Non-derivative financial assets
Financial assets at fair value through profit or loss	1,753	268	—	2,021
Loans and advances to banks	—	4,106	—	4,106
Loans and advances to customers	3,542	5,975	—	9,517
Debt securities	126	—	—	126
Financial assets at amortised cost	3,668	10,081	—	13,749
Financial assets at fair value through other comprehensive income	16	—	—	16
	5,437	10,349	—	15,786

Non-derivative financial liabilities
Customer deposits	—	74	—	74
Financial liabilities at fair value through profit or loss	—	100	3	103
Debt securities in issue	—	54	26	80
	—	228	29	257

Derivative notional/contract amount
Interest rate	12,734	286,921	—	299,655
Cross currency	—	42,229	—	42,229
	12,734	329,150	—	341,884
As at 30 June 2022, the LIBOR balances in the above table relate to contracts that have not transitioned to an alternative benchmark rate. In the case of Sterling LIBOR, this includes contracts that will have both cash flows and valuations determined on a synthetic LIBOR basis during 2022 as well as contracts referencing panel bank LIBOR that have not yet had an interest rate reset in 2022.
Of the £301,523 million of USD derivative notional balances as at 30 June 2022, £97,696 million relate to contracts with their final LIBOR fixing prior to LIBOR cessation and £163,360 million relate to exchange traded futures or contracts settled through the London Clearing House. Of the remaining £40,467 million, £40,041 million are fallback-eligible.
By 31 December 2021, the Group had transitioned its Sterling, Euro, Japanese Yen and Swiss Franc LIBOR hedge accounting models to risk-free rates. The Group plans to complete the transition of its USD LIBOR hedge accounting models ahead of the 30 June 2023 cessation date.